Segments (Details 2) (USD $)	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Segment Reporting, Asset Reconciling Item [Line Items]
Segment reporting assets	$ 27,408,402	$ 36,398,084	$ 47,941,866
Investment, at cost	0	1,404,987
Rediff.com India Employee trust	45,137	45,931
Total assets	27,453,539	37,849,002
Operating Segments | India Online Business
Segment Reporting, Asset Reconciling Item [Line Items]
Segment reporting assets	24,960,743	35,577,371	44,457,954
Operating Segments | US Publishing Business
Segment Reporting, Asset Reconciling Item [Line Items]
Segment reporting assets	$ 2,447,659	$ 820,713	$ 3,483,912